Net Income Per Common Share (Details Narrative) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Anti-dilutive to net income per common share	320,740	90,521	252,135	78,529
Restricted shares not yet vested	489,973	0	0	102,981